DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Revenue	$ 0	$ 839,969
Costs and expenses:
Cost of revenue	0	546,296
Selling, general and administrative expenses	0	125,324
Depreciation and amortization	0	80,971
Disposal Group, Including Discontinued Operation, Operating Expense	0	752,591
Operating income from discontinued operations	0	87,378
Interest expense	0	(49,234)
Income from discontinued operations before income tax provision	0	38,144
Income tax provision	0	(10,883)
Income from discontinued operations, net of tax	0	27,261
Gain from disposal	0	837,720
Total income from discontinued operations	$ 0	$ 864,981